Share Based Payments, Expense Recognised in Profit or Loss (Details) - AUD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share Based Payments [Abstract]
Number of each option to be converted into ordinary share (in shares)	1
Share based payment expense	$ 2.6	$ 0.2	$ 1.8
Reversal of unvested awards		$ 0.3